Buildings and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Buildings and Equipment.
Schedule of Corporation's buildings and equipment

		Equipment
	Buildings	and Vehicles	Total
Cost
Balance, December 31, 2018	$2,477,480	$4,818,551	$7,296,031
Additions	—	20,456	20,456
Disposals	(157,189)	(622,293)	(779,482)
Balance, December 31, 2019	$2,320,291	$4,216,714	$6,537,005
Additions	—	38,796	38,796
Disposals	—	(6,374)	(6,374)
Balance, December 31, 2020	$2,320,291	$4,249,136	$6,569,427

Accumulated Depreciation
Balance, December 31, 2018	$2,403,704	$4,495,447	$6,899,151
Depreciation charge for the year	41,399	128,834	170,233
Disposals	(157,189)	(622,293)	(779,482)
Balance, December 31, 2019	$2,287,914	$4,001,988	$6,289,902
Depreciation charge for the year	7,695	88,910	96,605
Disposals	—	(6,374)	(6,374)
Balance, December 31, 2020	$2,295,609	$4,084,524	$6,380,133

Carrying Value
Balance, December 31, 2019	$32,377	$214,726	$247,103
Balance, December 31, 2020	$24,682	$164,612	$189,294